UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22794

Gator Series Trust

 (Exact name of registrant as specified in charter)

100 South Ashley Drive, Suite 895

Tampa, FL  33602

 (Address of principal executive offices)(Zip code)

Derek Pilecki

100 South Ashley Drive, Suite 895

Tampa, FL  33602

 (Name and address of agent for service)

With copy to:

Jeffrey T. Skinner, Esp.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC  27101

Registrant’s Telephone Number, including Area Code:  813-282-7870

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Gator Funds

Semi-Annual Report

September 30, 2015

(UNAUDITED)

Gator Focus Fund

Institutional Class (GFFIX)

Investor Class (GFFAX)

Gator Opportunities Fund

Institutional Class (GTOIX)

Investor Class (GTOAX)

GATOR FOCUS FUND

LETTER TO SHAREHOLDERS

SEPTEMBER 30, 2015 (UNAUDITED)

Dear Gator Focus Fund Shareholders:

We are pleased to provide you with the Gator Focus Fund’s (the “Focus Fund”)semi-annual shareholder letter.  This letter covers the semi-annual period from April 1, 2015 through September 30, 2015. Below, we have provided an update regarding the Focus Fund’s performance, a summary investment thesis behind three new positions added during the period, and a list of the Focus Fund’s top ten equity holdings as of September 30, 2015.  We hope the overview and description of investment theses behind our recent purchases will illustrate the analysis we perform on positions purchased for the portfolio during this period.

Review of Performance

We believe the Focus Fund differentiates itself by holding a concentrated stock portfolio of relatively small companies which we generally hold for significant periods of time resulting in relatively low turnover. The Focus Fund has underperformed its benchmark, the Russell 2000 Index®, from the Focus Fund’s inception on April 24, 2013 through September 30, 2015. Returns for the Focus Fund and its primary benchmark, the Russell 2000 Index® for the period April 24, 2013 through September 30, 2015 are summarized below:

Performance Returns Through 09/30/15
				Annualized Since
	2015 YTD	3 Months	1 Year	Inception
GFFIX (Institutional)	-19.55%	-15.02%	-19.48%	0.27%
GFFAX(Investor)	-19.63%	-15.08%	-19.63%	-0.10%
Russell 2000 Index®	-7.73%	-11.92%	1.24%	8.64%

The Gator Focus Fund’s inception date was April 24, 2013.  Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Gator Focus Fund ("the Fund") imposes a 1.0% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee, and if reflected, total returns on any shares incurring the redemption fee would be reduced. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-270-2678.

The Gator Focus Fund is a non-diversified fund. In general, a non-diversified mutual fund may invest a greater percentage of its assets in a particular security and may own fewer securities than diversified mutual funds. Accordingly, a non-diversified mutual fund is generally subject to the risk that a large loss in an individual security will cause a

GATOR FOCUS FUND

LETTER TO SHAREHOLDERS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced. The advisor has currently entered into a fee waiver agreement with the fund through 08/01/2024.

The Russell 2000 Index® measures the performance of the small-cap segment of the U.S. equity universe. It is used for comparison purposes only, and is not meant to be indicative of the Gator Focus Fund’s performance, asset composition, or volatility. The performance of the Russell 2000 Index® is shown with all dividends reinvested and does not reflect deductions for fees or expenses. Investors cannot invest directly in an index.

During the period from April 1, 2015 through September 30, 2015, the Fund had a total return of -16.16% (Institutional Class) / -16.23% (Investor Class) compared to the benchmark Russell 2000 Small Cap Index® which returned -11.55% during this period. Total return indicates the Fund’s performance taking into consideration changes in the net asset value, accumulation and reinvestment of dividends, and their compounding effect over time.

During the period the Fund had a few strong performing investments, such as Real Industry, Re/Max Holdings, and Penn National Gaming.  Real Industry appreciated 43% after successfully completing a rights offering to finance the acquisition of an aluminum recycling company.  Re/Max gained 9% as the company reported two quarters of accelerating agent growth.  Penn National Gaming advanced 7% as the company opened its casino in Massachusetts.

However, we also had positions that did not perform well, such as EnLink Midstream, Ambac, and SunCoke Energy. Fund performance was generally hurt by the decline in energy prices and the related decline in energy equities.

Fund’s Ten Largest Equity Positions:

DineEquity, Inc.

Arris Group, Inc.

RE/MAX Holdings, Inc.

Penn National Gaming, Inc.

Real Industry Inc.

Ryland Group, Inc.

Primerica Inc.

BBX Capital Corporation

Ambac Financial Group Inc.

WellCare Health Plans Inc.

GATOR FOCUS FUND

LETTER TO SHAREHOLDERS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Conclusion

We are working hard with our research-oriented investment approach.  It is our objective to make the Focus Fund successful in helping you compound your wealth in the years to come.

Sincerely,

Derek S. Pilecki

Portfolio Manager

Risk Definitions and Disclosures

An investment in the Fund is subject to special risks including but not limited to, small and mid-cap companies securities risk which is subject to the potential for increased volatility as a result of investing in securities that are more volatile compared to investments in more established companies.

Mutual fund investing involves risk. Such risks associated with the Fund as well as applicable investment objectives, charges and expenses must be considered carefully before investing. This and other important information about the Fund is found in the Prospectus, a copy of which or current performance information may be obtained by visiting www.gatormutualfunds.com or by contacting Mutual Shareholder Services (“MSS”) toll free at (855) 270-2678. We encourage you to read the prospectus carefully before investing.

Past performance does not guarantee future results. Loss of principal is possible. Investment returns and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. MSS serves as the Fund Transfer Agent and provides Fund Accounting and Pricing Services to the Fund.  Arbor Court Capital, LLC (“ACC”) serves as the Distributor for the Fund and is a member of FINRA and SIPC. Gregory Getts is the primary owner of MSS and of ACC.

Contact Us

Gator Focus Fund

Mutual Shareholder Services

Derek Pilecki, Portfolio Manager                      8000 Town Centre Drive, Suite 400

c/o Gator Capital Management, LLC                 Broadview Heights, OH  44147

100 S. Ashley Dr., Ste. 895                                (855) 270-2678

Tampa, FL 33602

(813) 282-7870

GATOR OPPORTUNITIES FUND

LETTER TO SHAREHOLDERS

SEPTEMBER 30, 2015 (UNAUDITED)

Dear Gator Opportunities Fund Shareholders:

We are pleased to provide you with the annual shareholder letter of the Gator Opportunities Fund (the “Fund”). This letter covers the period from April 1, 2015 through September 30, 2015. Below is an update regarding the Fund’s performance as well as a discussion of some recent developments since the last shareholder letter.

Review of Performance

We believe the Fund differentiates itself by investing in a concentrated equity portfolio of high quality small/mid-cap ("SMID-Cap") companies. We define high quality firms as those with successful business models and attractive economic returns, strong and sustainable competitive advantages, and shareholder-friendly management teams. Returns for the Fund and its primary benchmark, the Russell 2500 Index®, through September 30, 2015 are summarized in the following table:

Performance Returns Through 09/30/15

				Annualized
				Since
	YTD	3 Months	1 year	Inception
GTOIX (Institutional)	-4.53%	-10.25%	-0.64%	8.19%
GTOAX (Investor)	-4.63%	-10.36%	-0.90%	7.94%
Russell 2500 Index®	-5.98%	-10.30%	0.39%	5.55%

The Gator Opportunities Fund’s inception date was November 5, 2013. Performance data quoted represents past performance- does not guarantee future results. The investment return and principal value of an investment will fluctuate so redeemed investor’s shares may be worth more or less than original cost. The Fund imposes a 1.0% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-270-2678.

The Russell 2500 Index® measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “SMID”-cap. It is used for comparison purposes only, and is not meant to be indicative of the Fund’s performance, asset composition, or volatility. The performance of the Russell 2500 Index® is shown with all dividends reinvested and does not reflect deductions for fees or expenses. Investors cannot invest directly in an index.

GATOR OPPORTUNITIES FUND

LETTER TO SHAREHOLDERS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

During the period from April 1, 2015 through September 30, 2015, the Fund delivered a total return of -10.68% (Institutional Class) / -10.79% (Investor Class) compared to its benchmark, the Russell 2500 Small/Mid-Cap Index®, which returned -10.60% during this period. Total return indicates the Fund's performance taking into consideration changes in the net asset value, accumulation and reinvestment of dividends, and their compounding effect over time.

The largest contributors to the Fund's performance during the semi-annual period ending September 30, 2015 were AMERCO (UHAL), Simulations Plus (SLP), China Cord Blood (CO), and Pzena Investment Management (PZN).  The largest detractors from performance over the period included DigitalGlobe (DGI), Fortress Investment Group (FIG), Tessera Technologies (TSRA), and AgroFresh Solutions (AGFS).

During the semi-annual period ending September 30, 2015, the Fund added new positions in AgroFresh Solutions (AGFS), Net 1 Ueps Technologies (UEPS), Steris Corp (STE), and Zix Corporation (ZIXI). The Fund disposed of Avid Technology (AVID), China Cord Blood (CO), DTS Inc. (DTSI), Flotek (FTK), The J.G. Wentworth Company (JGW), Kulicke & Soffa Industries (KLIC), Sothebys (BID), Liberty Broadband (LBRDA/LBRDK), and Liberator Medical Holdings (LBMH).

Fund’s Ten Largest Equity Positions:

AMERCO

Tessera Technologies

Synopsys

Net 1 UEPS Technologies Inc.

Nasdaq Inc.

Interxion Holding NV

Equifax Inc.

Bottomline Technologies (de), Inc.

RPX Corp.

Liberty Media Corp. - A

Conclusion

The Fund continued to perform in line with our expectations during the semi-annual period ending September 30, 2015. Were main excited about the Fund's future prospects. Thank you for entrusting me with your investment, and we hope to compound it in the years to come.

Sincerely,

Derek Pilecki

Portfolio Manager

GATOR OPPORTUNITIES FUND

LETTER TO SHAREHOLDERS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Risk Definitions and Disclosures

An investment in the Fund is subject to special risks including but not limited to, small and mid-cap companies securities risk which is subject to the potential for increased volatility as a result of investing in securities that are more volatile compared to investments in more established companies.

Mutual fund investing involves risk- may gain or lose value. Visit www.gatormutualfunds.com to obtain a copy of the prospectus. Prospectus contains investment objectives, risks, fees, and expenses. Read carefully before investing.

Arbor Court Capital, LLC serves as the Distributor for the Fund, member of FINRA.

Contact Us

Gator Opportunities Fund

Mutual Shareholder Services

Derek Pilecki, Portfolio Manager                      8000 Town Centre Drive, Suite 400

c/o Gator Capital Management, LLC                Broadview Heights, OH44147

100 S. Ashley Dr., Ste. 895                               (855) 270-2678

Tampa, FL 33602

(813) 282-7870

GATOR FOCUS FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology
4.85%
Basic Materials
1.95%
Real Estate Investment Trusts
3.27%
Real Estate
8.92%
Money Market Fund
0.31%
Industrials
6.57%
Healthcare
7.70%
Consumer Cyclical
28.99%
Energy
10.93%
Financial Services
26.51%

Sectors are categorized using Morningstar® classifications.

GATOR OPPORTUNITIES FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund’s underlying securities represented as a percentage of the portfolio of investments.

Communication Services
2.59%
Consumer Cyclical
5.32%
Financial Services
11.30%
Healthcare
6.77%
Industrials
27.94%
Money Market Fund
6.20%
Real Estate
2.76%
Technology
37.12%

Sectors are based on Morningstar® classifications.

GATOR FOCUS FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Value

COMMON STOCK - 95.32%

Capital Markets - 3.39%
18,000	CIFC Corp.	$ 128,700

Crude Petroleum & Natural Gas - 0.79%
14,400	Rex Energy Corp. *	29,808

Deep Sea Foreign Transportation of Freight - 2.03%
2,600	Teekay Corp.	77,064

Hospital & Medical Service Plans - 3.86%
1,700	Wellcare Health Plans, Inc. *	146,506

Hotels & Motels - 4.69%
10,600	Penn National Gaming, Inc. *	177,868

Investment Advice - 6.76%
10,000	Janus Capital Group, Inc.	136,000
7,800	Om Asset Management Plc.	120,276
		256,276
Insurance - 8.32%
10,600	Ambac Financial Group, Inc. *	153,382
3,600	Primerica, Inc.	162,252
		315,634
Life Insurance - 0.31%
249	Kansas City Life Insurance Co.	11,700

Metals & Mining - 1.93%
9,400	Suncoke Energy, Inc.	73,132

Natural Gas Transmission & Distribution - 5.60%
7,400	EnLink Midstream, LLC	135,272
2,400	ONEOK, Inc.	77,280
		212,552
Newspaper: Publishing Or Publishing & Printing - 3.54%
17,900	Journal Media Group, Inc.	134,250

Operative Builders - 4.41%
4,100	Ryland Group, Inc.	167,403

* Represents non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

GATOR FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Value

Pharmaceutical Preparations - 3.75%
3,150	Prestige Brands Holdings, Inc. *	$ 142,254

Radio & TV Broadcasting & Communications Equipment - 4.79%
7,000	Arris Group, Inc. *	181,790

Real Estate Agents & Managers - 4.74%
5,000	Re/Max Holdings, Inc.	179,900

Retail-Eating Places - 9.00%
3,199	Bob Evans Farms, Inc.	138,677
2,000	DineEquity, Inc.	183,320
1,934	J Alexander's Holdings, Inc. *	19,287
		341,284
Retail-Internet & Catalog - 3.77%
4,800	FTD Companies, Inc. *	143,040

Retail-Radio TV & Consumer Electronic Stores - 3.04%
23,700	HHGregg, Inc. *	115,419

Retail-Women's Clothing Store - 2.12%
5,100	Chico's FAS, Inc.	80,223

Savings Institution, Federally Chartered - 4.08%
9,600	BBX Capital Corp. Class A *	154,560

Security Brokers, Dealers & Flotation Companies - 3.96%
2,800	Oppenheimer Holdings, Inc. Class A	56,028
1,900	Raymond James Financial, Inc.	94,297
		150,325
Title Insurance - 3.46%
11,200	Fidelity National Financial, Inc. *	131,264

Watches, Clocks, Clockwork Operated Devices/Parts - 2.51%
1,700	Fossil Group, Inc. *	94,996

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 4.47%
19,200	Signature Group Holdings, Inc. *	169,344

TOTAL FOR COMMON STOCK (Cost $4,229,298) - 95.32%		3,615,292

* Represents non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

GATOR FOCUS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Value

REAL ESTATE INVESTMENT TRUST - 3.23%
27,700	CorEnergy Infrastructure Trust, Inc.	$ 122,434
TOTAL FOR REAL ESTATE INVESTMENT TRUST(Cost $167,192) - 3.23%		122,434

MONEY MARKET FUND - 0.31%
11,568	Fidelity Money Market Fund - Institutional Class 0.01% (Cost $11,568) **	11,568

TOTAL INVESTMENTS (Cost $4,408,058) - 98.86%		3,749,294

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.14%		43,234

NET ASSETS - 100.00%		$ 3,792,528

** Variable Rate Security, the coupon rate shown represents the annualized yield that was in effect at September 30, 2015.

The accompanying notes are an integral part of these financial statements.

GATOR OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Value

COMMON STOCK - 96.05%

Biotechnology - 1.87%
900	Emergent Biosolutions, Inc. *	$ 25,641

Blank Checks - 2.66%
4,600	AgroFresh Solutions, Inc. *	36,524

Communications Services, NEC - 4.30%
3,100	DigitalGlobe, Inc. *	58,962

Functions Related to Depository Banking, NEC - 5.49%
4,500	Net 1 UEPS Technologies, Inc. (South Africa) *	75,330

Household Audio & Video Equipment - 3.00%
980	Universal Electronics, Inc. *	41,189

Investment Advice - 6.33%
9,700	Fortress Investment Group, LLC Class A	53,835
3,700	Pzena Investment Management, Inc.	32,930
		86,765
Media - 6.12%
1,700	Liberty Media Corp. Class A *	60,724
400	Liberty Media Corp. Class C *	13,784
200	Loral Space & Communications, Inc. *	9,416
		83,924
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.04%
430	Steris Corp.	27,937

Pharmaceuticals - 3.02%
290	Taro Pharmaceutical Industries Ltd. (Israel) *	41,438

Professional Services - 8.99%
640	Equifax, Inc.	62,195
4,450	RPX Corp. *	61,054
		123,249
Real Estate Agents & Managers - 2.83%
270	Jones Lang LaSalle, Inc.	38,818

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.02%
500	Flir Systems, Inc.	13,995

* Represents non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

GATOR OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Shares		Value

Security & Commodity Brokers, Dealers, Exchanges & Services - 5.25%
1,350	Nasdaq OMX Group, Inc.	$ 71,996

Semiconductors & Related Devices - 10.98%
350	IPG Photonics Corp. *	26,589
2,400	Rambus, Inc. *	28,332
2,950	Tessera Technologies, Inc.	95,610
		150,531
Services-Auto Rental & Leasing - 7.17%
250	Amerco	98,367

Services-Business Services - 1.08%
200	Stamps.com, Inc. *	14,802

Services-Computer Programming, Data Processing, Etc. - 8.76%
2,300	Interxion Holding NV (Netherlands) *	62,284
3,400	Simulations Plus, Inc.	32,096
6,100	Zix Corp. *	25,742
		120,122
Services-Prepackaged Software - 15.14%
2,450	Bottomline Technologies, Inc. *	61,275
1,800	Computer Modelling Group Ltd. *	15,286
2,050	Synopsys, Inc. *	94,669
4,200	Tivo, Inc. *	36,393
		207,623

TOTAL FOR COMMON STOCK (Cost $1,369,749) - 96.05%		1,317,213

MONEY MARKET FUND - 6.35%
87,133	Fidelity Money Market Fund - Institutional Class 0.16% (Cost $87,133) **	87,133

TOTAL INVESTMENTS (Cost $1,456,882) - 102.40%		1,404,346

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.40)%		(32,999)

NET ASSETS - 100.00%		$ 1,371,347

* Represents non-income producing security during the period.

** Variable Rate Security, the coupon rate shown represents the annualized yield that was in effect at September 30, 2015.

The accompanying notes are an integral part of these financial statements.

GATOR FUNDS

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2015 (UNAUDITED)

Assets:	Focus Fund	Opportunities Fund
Investments in Securities, at Value (Cost $4,408,058 and $1,456,882, respectively)	$ 3,749,294	$ 1,404,346
Receivables:
Dividends and Interest	2,460	910
Portfolio Securities Sold	64,889	19,399
Due from Advisor	-	3,419
Prepaid Expenses	4,104	3,377
Total Assets	3,820,747	1,431,451
Liabilities:
Payables:
Advisory Fees	4,673	-
Administrative Fees	10,430	1,519
Distribution (12b-1) Fees	1,498	60
Trustee Fees	782	784
Portfolio Securities Purchased	-	47,255
Other Accrued Expenses	10,836	10,486
Total Liabilities	28,219	60,104
Net Assets	$ 3,792,528	$ 1,371,347

Net Assets Consist of:
Paid In Capital	$ 4,899,737	$ 1,415,428
Undistributed Net Investment Income (Loss)	4,220	(3,813)
Accumulated Realized Gain (Loss) on Investments	(452,665)	12,268
Unrealized Depreciation in Value of Investments	(658,764)	(52,536)
Net Assets	$ 3,792,528	$ 1,371,347

Institutional Class Shares:
Net Assets	$ 3,410,951	$ 950,928
Shares outstanding	342,437	83,549
Net asset value, offering price, and redemption price per share	$ 9.96	$ 11.38
(Unlimited shares authorized at no par value)
Short-term redemption price per share (($9.96 x 0.99) & ($11.38 x 0.99), respectively) *	$ 9.86	$ 11.27

Investor Class Shares:
Net Assets	$ 381,577	$ 420,419
Shares outstanding	38,521	37,103
Net asset value, offering price, and redemption price per share	$ 9.91	$ 11.33
(Unlimited shares authorized at no par value)
Short-term redemption price per share (($9.91 x 0.99) & ($11.33 x 0.99), respectively) *	$ 9.81	$ 11.22

 * The Fund will impose a 1.00% redemption fee on shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

GATOR FUNDS

STATEMENT OF OPERATIONS

        For the Six Months Ended September 30, 2015 (UNAUDITED)

Investment Income:	Focus Fund	Opportunities Fund
Dividends (net of foreign withholding taxes of $0 and $70, respectively)	$ 41,256	$ 5,585
Interest	155	91
Total Investment Income	41,411	5,676

Expenses:
Advisory Fees	24,567	7,218
Administrative Fees	12,199	12,199
Transfer Agent & Accounting Fees	10,916	9,167
Distribution (12b-1) Fees - Investor Class	586	545
Chief Compliance Officer Fees	8,186	6,849
Registration Fees	2,505	1,902
Audit Fees	6,017	6,017
Miscellaneous Fees	1,322	153
Trustee Fees	2,257	2,259
Custodial Fees	2,679	2,799
Legal Fees	13,436	13,967
Printing and Mailing	359	69
Total Expenses	85,029	63,144
Fees Waived and Reimbursed by the Adviser	(47,838)	(51,845)
Net Expenses	37,191	11,299

Net Investment Income (Loss)	4,220	(5,623)

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investments	(172,766)	(16,410)
Net Change in Unrealized Depreciation on Investments	(620,551)	(151,110)
Net Realized and Unrealized Loss on Investments	(793,317)	(167,520)

Net Decrease in Net Assets Resulting from Operations	$(789,097)	$(173,143)

The accompanying notes are an integral part of these financial statements.

GATOR FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended September 30, 2015	Year Ended March 31, 2015
Increase/(Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 4,220	$ (11,935)
Net Realized Loss on Investments	(172,766)	(267,804)
Net Change in Unrealized Depreciation on Investments	(620,551)	(264,435)
Net Decrease in Net Assets Resulting from Operations	(789,097)	(544,174)

Distributions to Shareholders:
Realized Gains	-	-
Total Distributions Paid to Shareholders	-	-

Capital Share Transactions:
Proceeds from Sale of Shares
Institutional Class	392,593	2,821,754
Investor Class	34,700	207,820
Shares Issued on Reinvestment of Distributions
Institutional Class	-	-
Investor Class	-	-
Cost of Shares Redeemed
Institutional Class	(1,074,934)	(760,339)
Investor Class	(45,464)	(104,220)
Early Redemption Fees	-	79
Net Increase (Decrease) from Shareholder Activity	(693,105)	2,165,094

Net Assets:
Net Increase (Decrease) in Net Assets	(1,482,202)	1,620,920
Beginning of Period	5,274,730	3,653,810
End of Period (Including Accumulated Net
Investment Income (Loss) of $4,220 and $0, respectively)	$ 3,792,528	$ 5,274,730

Share Transactions:
Shares Sold
Institutional Class	36,090	218,156
Investor Class	2,910	16,638
Shares Issued on Reinvestment of Distributions
Institutional Class	-	-
Investor Class	-	-
Shares Redeemed
Institutional Class	(98,080)	(62,112)
Investor Class	(4,205)	(8,585)
Net Increase (Decrease) in Shares	(63,285)	164,097
Outstanding at Beginning of Period	444,243	280,146
Outstanding at End of Period	380,958	444,243

The accompanying notes are an integral part of these financial statements.

GATOR OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended September 30, 2015	Year Ended March 31, 2015

Increase/(Decrease) in Net Assets From Operations:
Net Investment Loss	$ (5,623)	$ (3,234)
Net Realized Gain (Loss) on Investments	(16,410)	35,835
Net Change in Unrealized Appreciation (Depreciation) on Investments	(151,110)	74,886
Net Increase (Decrease) in Net Assets Resulting from Operations	(173,143)	107,487

Distributions to Shareholders:
Realized Gains	-	(16,364)
Total Distributions Paid to Shareholders	-	(16,364)

Capital Share Transactions:
Proceeds from Sale of Shares
Institutional Class	258,504	376,965
Investor Class	424,122	247,145
Shares Issued on Reinvestment of Distributions
Institutional Class	-	13,474
Investor Class	-	1,372
Cost of Shares Redeemed
Institutional Class	(4,907)	(121,061)
Investor Class	(149,799)	(75,699)
Early Redemption Fees	198	-
Net Increase from Shareholder Activity	528,118	442,196

Net Assets:
Net Increase in Net Assets	354,975	533,319
Beginning of Period	1,016,372	483,053
End of Period (Including Accumulated Net
Investment Income (Loss) of $(3,813) and $1,810, respectively)	$ 1,371,347	$ 1,016,372

Share Transactions:
Shares Sold
Institutional Class	20,135	31,787
Investor Class	33,151	19,829
Shares Issued on Reinvestment of Distributions
Institutional Class	-	1,124
Investor Class	-	115
Shares Redeemed
Institutional Class	(423)	(10,088)
Investor Class	(12,019)	(6,312)
Net Increase in Shares	40,844	36,455
Outstanding at Beginning of Period	79,808	43,353
Outstanding at End of Period	120,652	79,808

The accompanying notes are an integral part of these financial statements.

GATOR FOCUS FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected date for a share outstanding throughout the period:

	(Unaudited) Six Months Ended September 30, 2015	Year Ended March 31, 2015	Period Ended (a) March 31, 2014

Net Asset Value, at Beginning of Period	$ 11.88	$ 13.05	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.01	(0.03)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(1.93)	(1.14)	3.27
Total from Investment Operations	(1.92)	(1.17)	3.19

Distributions:
Realized Gain	-	-	(0.14)
Total Distributions	-	-	(0.14)

Net Asset Value, at End of Period	$ 9.96	$ 11.88	$ 13.05

Total Return **	(16.16)% (b)	(8.97)%	31.90% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,411	$ 4,804	$ 3,240
Before Waiver
Ratio of Expenses to Average Net Assets	3.38% (c)	3.12%	16.72% (c)
Ratio of Net Investment Loss to Average Net Assets	(1.70)% (c)	(1.84)%	(15.98)% (c)
After Waiver
Ratio of Expenses to Average Net Assets	1.49% (c)	1.49%	1.49% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.19% (c)	(0.21)%	(0.75)% (c)
Portfolio Turnover	23.41% (b)	29.55%	84.54% (b)

(a) For the period April 24, 2013 (commencement of investment operations) through March 31, 2014.

(b) Not Annualized

(c) Annualized

* Per share net investment loss has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

The accompanying notes are an integral part of these financial statements.

GATOR FOCUS FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected date for a share outstanding throughout the period:

	(Unaudited) Six Months Ended September 30, 2015	Year Ended March 31, 2015	Period Ended (a) March 31, 2014

Net Asset Value, at Beginning of Period	$ 11.83	$ 13.02	$ 10.04

Income From Investment Operations:
Net Investment Loss *	- †	(0.06)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	(1.92)	(1.13)	3.23
Total from Investment Operations	(1.92)	(1.19)	3.12

Distributions:
Realized Gain	-	-	(0.14)
Total Distributions	-	-	(0.14)

Net Asset Value, at End of Period	$ 9.91	$ 11.83	$ 13.02

Total Return **	(16.23)% (b)	(9.14)%	31.07% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 382	$ 471	$ 413
Before Waiver
Ratio of Expenses to Average Net Assets	3.63% (c)	3.41%	7.42% (c)
Ratio of Net Investment Loss to Average Net Assets	(1.92)% (c)	(2.13)%	(6.75)% (c)
After Waiver
Ratio of Expenses to Average Net Assets	1.74% (c)	1.74%	1.74% (c)
Ratio of Net Investment Loss to Average Net Assets	(0.02)% (c)	(0.46)%	(1.07)% (c)
Portfolio Turnover	23.41% (b)	29.55%	84.54% (b)

(a) For the period April 29, 2013 (commencement of investment operations) through March 31, 2014.

(b) Not Annualized

(c) Annualized

†  Amount less than $0.005 per share.

* Per share net investment loss has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

The accompanying notes are an integral part of these financial statements.

GATOR OPPORTUNITIES FUND

 INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected date for a share outstanding throughout the period:

	(Unaudited) Six Months Ended September 30, 2015	Year Ended March 31, 2015	Period Ended (a) March 31, 2014

Net Asset Value, at Beginning of Period	$ 12.74	$ 11.14	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.04)	(0.06)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(1.32)	1.91	1.16
Total from Investment Operations	(1.36)	1.85	1.14

Distributions:
Realized Gain	-	(0.25)	-
Total Distributions	-	(0.25)	-

Net Asset Value, at End of Period	$ 11.38	$ 12.74	$ 11.14

Total Return **	(10.68)% (b)	16.73%	11.40% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 951	$ 814	$ 457
Before Waiver
Ratio of Expenses to Average Net Assets	8.72% (c)	13.98%	41.73% (c)
Ratio of Net Investment Loss to Average Net Assets	(7.95)% (c)	(12.97)%	(40.66)% (c)
After Waiver
Ratio of Expenses to Average Net Assets	1.49% (c)	1.49%	1.49% (c)
Ratio of Net Investment Loss to Average Net Assets	(0.72)% (c)	(0.48)%	(0.42)% (c)
Portfolio Turnover	31.07% (b)	80.26%	43.28% (b)

(a) For the period November 4, 2013 (commencement of investment operations) through March 31, 2014.

(b) Not Annualized

(c) Annualized

* Per share net investment loss has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

The accompanying notes are an integral part of these financial statements.

GATOR OPPORTUNITIES FUND

 INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected date for a share outstanding throughout the period:

	(Unaudited) Six Months Ended September 30, 2015	Year Ended March 31, 2015	Period Ended (a) March 31, 2014

Net Asset Value, at Beginning of Period	$ 12.70	$ 11.14	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.06)	(0.08)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(1.31)	1.89	1.19
Total from Investment Operations	(1.37)	1.81	1.14

Distributions:
Realized Gain	-	(0.25)	-
Total Distributions	-	(0.25)	-

Net Asset Value, at End of Period	$ 11.33	$ 12.70	$ 11.14

Total Return **	(10.79)% (b)	16.37%	11.40% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 420	$ 203	$ 26
Before Waiver
Ratio of Expenses to Average Net Assets	8.76% (c)	11.83%	39.84% (c)
Ratio of Net Investment Loss to Average Net Assets	(7.95)% (c)	(10.77)%	(39.13)% (c)
After Waiver
Ratio of Expenses to Average Net Assets	1.74% (c)	1.74%	1.74% (c)
Ratio of Net Investment Loss to Average Net Assets	(0.92)% (c)	(0.68)%	(1.03)% (c)
Portfolio Turnover	31.07% (b)	80.26%	43.28% (b)

(a) For the period November 4, 2013 (commencement of investment operations) through March 31, 2014.

(b) Not Annualized

(c) Annualized

* Per share net investment loss has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

The accompanying notes are an integral part of these financial statements.

GATOR FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

1.  ORGANIZATION

The Gator Series Trust, formally known as Endurance Series Trust prior to February 27, 2014, is an open-end investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated November 29, 2012 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. The Gator Funds (the “Funds”) are two series currently authorized by the Trustees.  The series currently authorized are the Gator Focus Fund (the “Focus Fund”) and the Gator Opportunities Fund (the “Opportunities Fund”).  Both series currently have two classes, the Institutional Class and the Investor Class.  The Funds are non-diversified. The Investment Adviser to the Funds is Gator Capital Management, LLC (the "Adviser" or “GCM”).

For the Focus Fund - the Institutional Class commenced investment operations on April 24, 2013.  The Investor Class commenced investment operations on April 29, 2013.

For the Opportunities Fund - the Institutional Class and Investor Class commenced investment operations on November 4, 2013.

The Funds’ investment objective is to seek long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies used in preparing the financial statements.

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

CASH AND CASH EQUIVALENTS: The Funds maintain cash in accounts at a custodian bank which, at times, may exceed federally insured limits.

FEDERAL INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income; if any to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

GATOR FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

The Funds recognize the tax benefits of certain tax positions only where the position are “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions; and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ 2014 tax returns and expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal tax authorities; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six months ended September 30, 2015, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the respective Fund.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis, as determined by the Board of Trustees (the “Board”).

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

SHARE VALUATION: Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The NYSE is currently closed on weekend days and on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day,

GATOR FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Thanksgiving Day, and Christmas Day.  The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by each respective Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.

REDEMPTION FEE: To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Funds will impose a redemption fee, on both classes, of 1.00% of the total redemption amount (calculated at fair value) if shares are redeemed within 60 days of initial purchase. Redemption fees are retained by the Fund. There was $0 in redemption fees collected for the Focus Fund, and $198 for the Opportunities Fund during the six months ended September 30, 2015.

OTHER: The Funds record security transactions on the trade date. The highest cost method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the appropriate country’s rules and tax rates.

SUBSEQUENT EVENTS: Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

3.  SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to the valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

GATOR FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:  A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stock including ADRs, and Warrants) - Equity securities are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price.  Generally if the security is traded in an active market and is valued at the last sales price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price the position is generally categorized as Level 2. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized in Level 2 or Level 3, when appropriate.

Money market mutual funds are generally priced at the ending value at $1 NAV provided by the service agent of the Funds. These securities will be categorized as Level 1 securities.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. These securities are categorized as level 2 or level 3, when appropriate.

GATOR FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

The following table summarizes the inputs used to value the Funds assets measured at fair value as of September 30, 2015:

Focus Fund

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,615,292	$ -	$ -	$ 3,615,292
Real Estate Investment Trust	122,434	-	-	122,434
Short-Term Investment	11,568	-	-	11,568
Total	$ 3,749,294	$ -	$ -	$ 3,749,294

Opportunities Fund

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,317,213	$ -	$ -	$ 1,317,213
Short-Term Investment	87,133	-	-	87,133
Total	$ 1,404,346	$ -	$ -	$ 1,404,346

The Funds did not hold any Level 3 assets (those valued using significant unobservable inputs) during the six months ended September 30, 2015. Therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.

The Funds did not hold any derivative instruments at any time during the six months ended September 30, 2015. For more detail on the industry classification of investments, please refer to each respective Fund’s Schedule of Investments. The Funds had no transfers into Level 2 or Level 3 during the six months ended September 30, 2015. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Gator Capital Management, LLC, serves as investment Adviser to the Funds. Subject to the supervision and direction of the Trustees, the Adviser manages the Funds investments to be sure they are made in accordance with each Fund’s stated investment objectives and policies. The fees paid to the Adviser are governed by an investment management agreement ("Management Agreement") between the Trust, on behalf of the Funds, and the Adviser. Pursuant to the Management Agreement, the Funds pay the Adviser, on a monthly basis, an annual advisory fee equivalent to 1.00% of each Fund's average daily net assets.

For the six months ended September 30, 2015, the Adviser earned $24,567 from the Focus Fund for advisory fees.  During the same period, the Adviser waived and

GATOR FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

reimbursed $47,838 in expenses pursuant to the Expense Limitation Agreement.  At September 30, 2015, the Focus Fund owed the Adviser $4,673 for advisory fees.

For the six months ended September 30, 2015, the Adviser earned $7,218 from the Opportunities Fund for advisory fees.  During the same period, the Adviser waived and reimbursed $51,845 in expenses pursuant to the Expense Limitation Agreement.  At September 30, 2015, the Adviser owed the Opportunities Fund $3,419 for advisory fees.

The Adviser has contractually agreed to waive or reimburse expenses, through August 1, 2024 for the Focus Fund and August 1, 2017 for the Opportunities Fund, to ensure that total annual Fund operating expenses of the Funds after fee waivers and reimbursements (exclusive of any 12b-1 fees, taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.49% of average daily net assets attributable to each respective Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Funds within three years after the end of the fiscal year in which the waiver or reimbursement occurs, if such recoupment can be achieved within the foregoing expense limit.  Below is a table that shows the amounts that the Adviser has available for recoupment and the expiration dates of such amounts.  This agreement may be terminated only by the Funds’ Board of Trustees, on 60 days written notice to the Funds’ Adviser.  At March 31, 2015, the expense waivers subject to recoupment were as follows:

Focus Fund

Fiscal Year Ended	Recoverable Through	Amount
March 31, 2014	March 31, 2017	$170,994 *

Fiscal Year Ended	Recoverable Through	Amount
March 31, 2015	March 31, 2018	$84,380

* This amount includes $36,462 from offering costs and $40,098 in organizational costs, which remain subject to recoupment by the Adviser.

Opportunities Fund

Fiscal Year Ended	Recoverable Through	Amount
March 31, 2014	March 31, 2017	$65,365

Fiscal Year Ended	Recoverable Through	Amount
March 31, 2015	March 31, 2018	$80,246

GATOR FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

5.  DISTRIBUTION (12B-1) PLAN

The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act for the Investor Class shares.  Pursuant to the Distribution Plan, the Funds compensate the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ Investor Class shares.  The Distribution Plan provides that the Funds may pay annually up to 0.25% of the average daily net assets of each Fund’s Investor Class.

For the six months ended September 30, 2015, the Focus Fund, Investor Class shares, incurred $586 in distribution fees.  At September 30, 2015, the Focus Fund owed $1,498 in distribution fees.

For the six months ended September 30, 2015, the Opportunities Fund, Investor Class shares, incurred $545 in distribution fees.  At September 30, 2015, the Opportunities Fund owed $60 in distribution fees.

6.  INVESTMENTS

For the six months ended September 30, 2015, the cost of purchases and the proceeds from sales, other than U.S. Government Securities, and short-term securities, aggregated $1,085,244 and $1,475,311, respectively for the Focus Fund.

For the six months ended September 30, 2015, the cost of purchases and the proceeds from sales, other than U.S. Government Securities, and short-term securities, aggregated $940,693 and $417,107, respectively for the Opportunities Fund.

7.  TAX MATTERS

Focus Fund

For Federal income tax purposes, the cost of investments owned at September 30, 2015, was $4,408,058. At September 30, 2015, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on investments was as follows:

Gross unrealized appreciation on investment securities	$ 272,762
Gross unrealized depreciation on investment securities	(931,526)
Net unrealized depreciation on investment securities	$(658,764)

As of March 31, 2015 the components of accumulated earnings on a tax basis were as follows:

Net unrealized depreciation

$  (38,213)

Capital Losses Carried Forward

  (279,899)

Total

$(318,112)

GATOR FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

The Focus Fund did not pay any distributions for the six months ended September 30, 2015.

The Focus Fund did not pay any distributions for the year ended March 31, 2015.

Opportunities Fund

For Federal income tax purposes, the cost of investments owned at September 30, 2015, was $1,456,882. At September 30, 2015, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on investments was as follows:

Gross unrealized appreciation on investment securities	$ 99,161
Gross unrealized depreciation on investment securities	(151,697)
Net unrealized appreciation on investment securities	$ (52,536)

As of March 31, 2015 the components of accumulated earnings on a tax basis were as follows:

Net unrealized appreciation

  $ 100,213

Undistributed Net Investment Income

        9,300

Accumulated Realized Gain on Investments

      19,549

Total

  $129,062

The difference between the accumulated net realized gains for tax purposes and the accumulated net realized gains reported in the Statement of Assets and Liabilities is due to partnership adjustments and wash sale losses, which are required to be deferred for tax purposes. Net unrealized appreciation on a tax basis and the net unrealized appreciation on investments reported in the Statement of Assets and Liabilities differ by these figures.

The Opportunities Fund did not pay any distributions for the six months ended September 30, 2015.

Tax character of the distributions paid during the year ended March 31, 2015 was as follows:

Ordinary Income	$16,364

8.  CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940, as amended.  As of September 30, 2015, Charles Schwab & Co., for the benefit of its customers, owned approximately 48.07% of the Focus Fund.  As of September 30, 2015, the Kronzon family owned approximately 26.25% of the Opportunities Fund.

GATOR FUNDS

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2015 (UNAUDITED)

 Expense Example

As a shareholder of the Gator Focus Fund or the Gator Opportunities Fund (the "Funds"), you incur  two types of costs: (1) transaction costs which consist of redemption fees; and (2) ongoing costs which consist of management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2015 through September 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

GATOR FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

SEPTEMBER 30, 2015 (UNAUDITED)

Gator Focus Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2015	September 30, 2015	April 1, 2015 to September 30, 2015

Actual	$1,000.00	$838.38	$6.87
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.60	$7.54

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Gator Focus Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2015	September 30, 2015	April 1, 2015 to September 30, 2015

Actual	$1,000.00	$837.70	$8.02
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.34	$8.80

* Expenses are equal to the Fund's annualized expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Gator Opportunities Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2015	September 30, 2015	April 1, 2015 to September 30, 2015

Actual	$1,000.00	$893.25	$7.07
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.60	$7.54

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Gator Opportunities Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2015	September 30, 2015	April 1, 2015 to September 30, 2015

Actual	$1,000.00	$892.13	$8.25
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.34	$8.80

* Expenses are equal to the Fund's annualized expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

GATOR FUNDS

ADDITIONAL INFORMATION

SEPTEMBER 30, 2015 (UNAUDITED)

Portfolio Holdings – The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-855-270-2678, free of charge.

Proxy Voting - A description of the policies and procedures that the Funds’ use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-855-270-2678 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Funds voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-855-270-2678 to request a copy of the SAI or to make shareholder inquiries.

Annual Approval of Investment Advisory Agreement – At a meeting held on May 29, 2015, the Investment Advisory Agreements between Gator Capital Management, LLC (“Adviser”) and the Focus Fund and the Opportunities Fund (the “Investment Advisory Agreements”) were approved for an additional year.  Counsel directed the Board’s attention to a memorandum prepared by legal counsel setting forth the Board’s fiduciary duties, responsibilities and the factors to be considered in evaluating the renewal of the Investment Advisory Agreements.  Counsel then summarized the applicable regulatory requirements and the fiduciary duties of the Board, including the duties of the Independent Trustees, related to the renewal of an investment advisory agreement.

Counsel reviewed with the Board the U.S. Supreme Court’s decision in Jones v. Harris Associates.  He explained that the Court’s holding generally confirmed that boards should continue to follow standards established thirty years ago in Gartenberg v. Merrill Lynch Asset Management for determining when investment advisory fees for mutual funds are excessive.  Counsel further explained to the Board that these standards emphasize applying a process that gives due consideration to all relevant factors.  He noted that, in addition to reaffirming the Gartenberg standards, the Court suggested in Jones v. Harris Associates that a mutual fund board should consider, among other things, differences in fees charged, and services provided, by a fund’s adviser to institutional client accounts that may be similar to the fund, to the extent that the board finds such factors relevant.  The Adviser then discussed the fees charged and services provided to Adviser’s clients other than the Funds, and the differences between servicing those

GATOR FUNDS

ADDITIONAL INFORMATION

SEPTEMBER 30, 2015 (UNAUDITED)

clients and the Funds.  The Adviser then responded to questions from the Independent Trustees regarding the information the Adviser provided.

Counsel noted that prior to the meeting, the Board received and reviewed certain materials concerning the Investment Advisory Agreements renewal.  The materials included:  (i) a memorandum prepared by legal counsel setting forth the Board’s fiduciary duties, responsibilities and the factors they should consider in their evaluation of the renewal of the Investment Advisory Agreements; (ii) a copy of the Adviser’s responses to a request for information necessary to evaluate the terms of the Investment Advisory Agreements renewal (the “Adviser Questionnaire”); (iii) a copy of Form ADV, Part I and Part 2 for the Adviser’s; and (iv) a copy of the Investment Advisory Agreements.

Counsel reviewed the Adviser Questionnaire with the Board.  The Adviser Questionnaire provided to the Board contained detailed information concerning the Adviser and the Investment Advisory Agreements renewal, including:  (i) information on the Adviser’s business and services; (ii) information concerning the employees of the Adviser who serviced the Funds; (iii) information on the Adviser’s financial status; (iv) performance information comparing the Funds to other, similar mutual funds; (v) information on the Adviser’s trading and brokerage practices; and (vi) other information concerning the Adviser.

A discussion ensued concerning the approval of the Investment Advisory Agreements.  The Trustees considered the terms and conditions of the existing Investment Advisory Agreements that were being renewed, noting that the terms and conditions were the same, including the provision for advisory fees, except that some updates to the Adviser’s representations and warranties section in the Focus Fund’s agreement were proposed to bring the Focus Fund agreement in line with the current agreement for the Opportunities Fund.  Following a discussion, the Adviser was willing to extend the representations and warranties from the Opportunities Fund’s agreement to the Focus Fund’s agreement.

After discussion, the Board of Trustees decided to approve the renewal of the Investment Advisory Agreements for a one-year period based upon their evaluation of:  (i) the nature, extent and quality of the services provided; (ii) the performance of the Funds; (iii) the costs of the services being provided and profits to be realized by the Adviser from the Funds, taking into account the Adviser’s entrepreneurial risk in organizing the Funds and bearing certain costs until the Funds’ assets increase; and (iv) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of each Fund’s investors.  In this regard, the Board considered the following matters:

1.  Services to be Provided.  The Trustees considered the nature, quality and scope of the investment advisory services that had been provided to the Funds by the Adviser in the past and the services that were expected to continue in the future.  The

GATOR FUNDS

ADDITIONAL INFORMATION

SEPTEMBER 30, 2015 (UNAUDITED)

Board reviewed the Adviser’s services during the past two years, including its coordination of services among the Funds’ service providers, compliance procedures and practices, and distribution efforts for the Funds.  The Board also noted that the Trust’s president is an employee of the Adviser, and serves the Trust without additional compensation from the Trust.  After reviewing the foregoing information and further information in the Adviser Questionnaire (e.g., descriptions of the Adviser’s business and the Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser are satisfactory for the Funds.

2.  Performance Results.  The Trustees considered the performance results of the Funds over various time periods.  They reviewed information comparing the Funds’ performance with the performance of other, similar mutual funds and with its benchmark indices.  The Adviser briefly discussed some of the comparable funds.  The Board reviewed the performance information provided, noting the Opportunities Fund was outperforming the majority of the funds in its peer group.  The Board noted that while the Focus Fund’s performance was currently lagging behind that of its peer group, this was the first year that the Focus Fund had underperformed its competitors and the Adviser continued to manage the Focus Fund in accordance with its investment strategy, as outlined in its registration statement.  Following further discussion, the Board concluded that the Funds’ performance was satisfactory.

3.  Costs of Services to be Provided and Profitability of the Adviser.  The Trustees considered the investment advisory fees and other expenses paid by the Funds’ directly and in comparison to information regarding the fees and expenses incurred by other, similar mutual funds.  It was noted that the Funds current expense ratio as a percentage of average net assets after expense waivers and reimbursements was reasonable.  The Trustees also discussed the current Expense Limitation and Reimbursement Agreement, the fact that the Adviser was waiving fees and reimbursing expenses, and the amount of fees waived and expenses reimbursed.  The Trustees concluded that the fees paid to the Adviser by the Funds’ are appropriate and within the range of what would have been negotiated at arm’s length.

4.  Economies of Scale and Fee Levels.  In this regard, the Board considered that the each Fund’s fee arrangements with the Adviser involve both a management fee and an Expense Limitation Agreement.  The Board noted that, while the management fee would remain the same at all asset levels, the Fund’s expenses would be supplemented by the Adviser for the foreseeable future, and the Funds will benefit from economies of scale under its agreements with service providers other than the Adviser as the Funds grow.

Counsel asked the Independent Trustees if there were any matters about this Investment Advisory Agreements renewal that they wished to discuss in private with counsel.  The Independent Trustees indicated that there were none.  Following, the Investment Advisory Agreements were renewed for an additional year.

Gator Funds

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gator Series Trust

By /s/Derek Pilecki

     Derek Pilecki

     President and Secretary

Date: December 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Derek Pilecki

     Derek Pilecki

     President and Secretary

Date: December 7, 2015

By /s/Erik Anderson

     Erik Anderson

     Treasurer

Date: December 7, 2015